CONSOLIDATED STATEMENT OF COMPREHENSIVE INCOME - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Net income attributable to Ecolab	$ 1,558.9	$ 1,429.1	$ 1,504.6
Net income from continuing operations attributable to noncontrolling interest	17.3	15.6	17.9
Net loss from discontinued operations attributable to noncontrolling interest		(4.4)	(3.9)
Net income attributable to Ecolab, including noncontrolling interest	1,576.2	1,440.3	1,518.6
Foreign currency translation adjustments
Foreign currency translation	(45.1)	(223.3)	208.0
Gain (loss) on net investment hedges	31.4	57.5	(109.7)
Total foreign currency translation adjustments	(13.7)	(165.8)	98.3
Derivatives and hedging instruments	(3.4)	28.4	(17.9)
Pension and postretirement benefits
Current period net actuarial loss	(251.1)	(37.8)	(33.4)
Pension and postretirement prior period service (costs) and benefits	(0.3)	(2.3)	(0.5)
Amortization of net actuarial loss and prior service costs included in net periodic pension and postretirement costs	(0.2)	13.2	24.7
Postretirement benefits changes		44.9
Total pension and postretirement benefits	(251.6)	18.0	(9.2)
Subtotal	(268.7)	(119.4)	71.2
Total comprehensive income, including noncontrolling interest	1,307.5	1,320.9	1,589.8
Comprehensive income attributable to noncontrolling interest	15.4	10.1	15.7
Comprehensive income attributable to Ecolab	$ 1,292.1	$ 1,310.8	$ 1,574.1